Deferred Tax Balances	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Deferred Tax Balances
NOTE 14. DEFERRED TAX BALANCES
(i) Deferred tax assets
The balance comprises temporary differences attributable to:

	Consolidated
	June 30, 2024	June 30, 2023
	$	$
Employee benefits	110,314	97,869
Accruals	226,174	269,178
Unrealized exchange loss	1,085,910	—
Unused tax loss	217,627	3,003,843
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,640,025)	(3,370,890)

Net Deferred tax assets	—	—

(ii) Deferred tax liabilities
The amount of deferred tax liability represents the temporary difference that arose on the recognition of Intangibles recorded in the subsidiary company in France. This has been set-off
against deferred taxes in the subsidiary company, accordingly, hence reducing the unrecognized tax losses for both the France subsidiary and the consolidated Group. The balance comprises temporary differences
attributable to:

	Consolidated
	June 30, 2024	June 30, 2023
	$	$
Intangible assets	1,637,234	938,026
Unrealized exchange gain	—	2,432,357
Accrued income	2,791	507

Total deferred tax liabilities	1,640,025	3,370,890
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,640,025)	(3,370,890)

Net deferred tax liabilities	—	—

(iii) Movements in deferred tax balances

	Deferred Tax	Deferred Tax
	Asset	Liability	Total
Movements	$	$	$
At June 30, 2023	3,370,890	(3,370,890)	—
(Charged)/credited to profit or loss	(1,730,865)	1,730,865	—

At June 30, 2024	1,640,025	(1,640,025)	—